The Alger ETF Trust
360 Park Avenue South
New York, New York 10010
August 17, 2020
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Re:	The Alger ETF Trust Registration Statement on Form N-1A
Ladies and Gentlemen:
On behalf of The Alger ETF Trust (the “Trust”), and pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), we transmit herewith for filing with the Securities and Exchange Commission (the “Commission”) the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains the prospectus and the statement of additional information for Alger Mid Cap 40 ETF and Alger 25 ETF (together, the “Funds”), each a series of the Trust. The Trust’s Notification of Registration on Form N-8A under the 1940 Act was filed with the Commission on August 17, 2020.
The Funds are actively managed, non-transparent exchange-traded funds (“ETFs”) that utilize the ActiveShares® methodology licensed from Precidian Investments, LLC. The Funds intend to operate in reliance on an exemptive order from the Commission (Release No. 33869), which incorporates the conditions and restrictions of a previous exemptive order from the Commission issued to Precidian ETFs Trust, et. al. (Release No. 33477).
Should members of the Staff have any questions or comments regarding the Registration Statement, please contact the undersigned at (212) 806-8806 or mpillinger@alger.com, or Tina Payne of this office at (212) 806-8838 or tpayne@alger.com.
Very truly yours,
/s/ Mia G. Pillinger
Mia G. Pillinger
cc: Hal Liebes, Esq., Fred Alger Management, LLC
Tina Payne, Esq., Fred Alger Management, LLC
Gary L. Granik, Esq., Proskauer Rose LLP
Brad A. Green, Esq., Proskauer Rose LLP
Max J. Vogel, Esq., Proskauer Rose LLP